Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in Capital	Statutory reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Total equity attributable to ordinary shareholders	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 2,453	$ 31,966,816	$ 2,473,801	$ 17,259,976	$ 2,148,906	$ 53,851,952	$ 3,122,250	$ 56,974,202
Balance (in Shares) at Dec. 31, 2021	24,528,000
Capital contributions from non-controlling interests							12,405,511	12,405,511
Accretion on redeemable non-controlling interests				(853,662)		(853,662)		(853,662)
Net loss				(7,588,322)		(7,588,322)	221,835	(7,366,487)
Statutory reserves			34,834	(34,834)
Foreign currency translation adjustment					(1,970,628)	(1,970,628)	(444,854)	(2,415,482)
Balance at Jun. 30, 2022	$ 2,453	31,966,816	2,508,635	8,783,158	178,278	43,439,340	15,304,742	58,744,082
Balance (in Shares) at Jun. 30, 2022	24,528,000
Balance at Dec. 31, 2022	$ 2,536	33,789,702	2,477,940	(6,234,447)	(1,355,358)	28,680,373	13,452,895	42,133,268
Balance (in Shares) at Dec. 31, 2022	25,361,550
Capital contributions from non-controlling interests							148,078	148,078
Accretion on redeemable non-controlling interests		(663,733)				(663,733)		(663,733)
Net loss				(4,709,149)		(4,709,149)	(1,118,160)	(5,827,309)
Share-based compensation		1,348,581				1,348,581		1,348,581
Foreign currency translation adjustment					(1,452,300)	(1,452,300)	(991,634)	(2,443,934)
Balance at Jun. 30, 2023	$ 2,536	$ 34,474,550	$ 2,477,940	$ (10,943,596)	$ (2,807,658)	$ 23,203,772	$ 11,491,179	$ 34,694,951
Balance (in Shares) at Jun. 30, 2023	25,361,550